ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payable	$ 263,663	$ 188,862	$ 174,475	$ 48,149
Salary payable	483,000	393,000	278,000	158,000
Bank overdraft			0	28
Accrued interest	216,983	101,769	60,669	34,872
Other current liabilities	2,861	265,020	26,817	142,477
Accounts payable and accrued liabilities	$ 966,507	$ 948,651	$ 539,961	$ 383,526